Supplement Dated June 10, 2021 to Your Prospectus Dated May 3, 2021

Issued by Talcott Resolution Life Insurance Company Separate Account Three

The Director M            First Horizon Director M        Fifth Third Director M
Director M Platinum            The Director M Select        Wells Fargo Director M
Classic Director M            Director M Ultra            AmSouth VA M
The Huntington Director M

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Three

The Director M            Wells Fargo Director M

This supplement updates certain information in your prospectus for insurance products issued by
Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company

In Section 2. Fee Summary, the following changes are made:

The tables reflecting the minimum and maximum expenses total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract for The Director M, First Horizon Director M, Fifth Third Director M, Director M Platinum, The Director M Select, Wells Fargo Director M, Classic Director M, Director M Ultra, AmSouth VA M and The Huntington Director M are deleted and replaced with the following:

The Director M, First Horizon Director M, Fifth Third Director M, Director M Platinum, AmSouth VA M, The Director M Select, Wells Fargo Director M, Classic Director M, and Director M Ultra	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.16%	1.62%

The Huntington Director M	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.16%	2.18%

The Example tables for The Director M, First Horizon Director M, Fifth Third Director M, Director M Platinum, The Director M Select, Wells Fargo Director M, Classic Director M, Director M Ultra, AmSouth VA M and The Huntington Director M are deleted and replaced with the following:
The Director M, First Horizon Director M, Director M Platinum, The Director M Select, Fifth Third Director M, Wells Fargo Director M, Classic Director M and Director M Ultra:
(1)    If you Surrender your Contract at the end of the applicable time period:

1 year	$1,138
3 years	$2,134
5 years	$2,947
10 years	$4,980

(2)    If you annuitize at the end of the applicable time period:

1 year	$315
3 years	$1,310
5 years	$2,306
10 years	$4,797
(3)    If you do not Surrender your Contract:

1 year	$497
3 years	$1,493
5 years	$2,489
10 years	$4,980
AmSouth VA M:
(1)    If you Surrender your Contract at the end of the applicable time period:

1 year	$1,062
3 years	$1,926
5 years	$2,613
10 years	$4,358
(2)    If you annuitize at the end of the applicable time period:

1 year	$315
3 years	$1,166
5 years	$2,029
10 years	$4,245
(3)    If you do not Surrender your Contract:

1 year	$422
3 years	$1,274
5 years	$2,139
10 years	$4,358
The Huntington Director M:
(1)    If you Surrender your Contract at the end of the applicable time period:

1 year	$1,191
3 years	$2,285
5 years	$3,193
10 years	$5,446
(2)    If you annuitize at the end of the applicable time period:

1 year	$372
3 years	$1,472
5 years	$2,568
10 years	$5,265

(3)    If you do not Surrender your Contract:

1 year	$554
3 years	$1,656
5 years	$2,750
10 years	$5,446

This Supplement Should Be Retained With Your Prospectus for Future Reference

HV-7850
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